Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2025 Fund
June 30, 2025
Z25-NPRT1-0825
1.9884238.108
Bond Funds - 44.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	590,331	4,551,456
Fidelity Series Corporate Bond Fund (a)	189,491	1,779,321
Fidelity Series Emerging Markets Debt Fund (a)	28,459	230,521
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	6,226	59,836
Fidelity Series Floating Rate High Income Fund (a)	4,594	40,704
Fidelity Series Government Bond Index Fund (a)	317,926	2,918,557
Fidelity Series High Income Fund (a)	4,706	41,416
Fidelity Series International Credit Fund (a)	10	81
Fidelity Series International Developed Markets Bond Index Fund (a)	174,632	1,522,790
Fidelity Series Investment Grade Bond Fund (a)	271,633	2,743,497
Fidelity Series Investment Grade Securitized Fund (a)	189,369	1,698,642
Fidelity Series Long-Term Treasury Bond Index Fund (a)	569,489	3,063,853
Fidelity Series Real Estate Income Fund (a)	4,006	40,145
TOTAL BOND FUNDS (Cost $19,464,012)		18,690,819

Domestic Equity Funds - 28.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	133,111	2,751,403
Fidelity Series Commodity Strategy Fund (a)	1,040	94,531
Fidelity Series Large Cap Growth Index Fund (a)	65,773	1,769,961
Fidelity Series Large Cap Stock Fund (a)	63,326	1,639,504
Fidelity Series Large Cap Value Index Fund (a)	192,612	3,322,562
Fidelity Series Small Cap Core Fund (a)	63,440	739,713
Fidelity Series Small Cap Opportunities Fund (a)	23,503	343,380
Fidelity Series Value Discovery Fund (a)	73,542	1,189,180
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,417,892)		11,850,234

International Equity Funds - 26.3%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	42,017	772,701
Fidelity Series Emerging Markets Fund (a)	68,381	698,168
Fidelity Series Emerging Markets Opportunities Fund (a)	130,606	2,797,587
Fidelity Series International Growth Fund (a)	93,587	1,857,706
Fidelity Series International Index Fund (a)	48,883	699,028
Fidelity Series International Small Cap Fund (a)	28,269	560,851
Fidelity Series International Value Fund (a)	120,574	1,841,157
Fidelity Series Overseas Fund (a)	114,392	1,853,148
Fidelity Series Select International Small Cap Fund (a)	2,847	37,925
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,125,366)		11,118,271

Short-Term Funds - 1.0%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $412,808)	41,490	412,407

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $176,143)	4.42	176,143	176,143

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $36,596,221)	42,247,874
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	42,247,874

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4,754,101	496,091	669,998	17,990	(75,429)	46,691	4,551,456	590,331
Fidelity Series Blue Chip Growth Fund	2,933,360	81,426	771,302	-	173,165	334,754	2,751,403	133,111
Fidelity Series Canada Fund	800,490	17,052	154,334	-	22,952	86,541	772,701	42,017
Fidelity Series Commodity Strategy Fund	102,173	7,931	12,503	-	(634)	(2,436)	94,531	1,040
Fidelity Series Corporate Bond Fund	1,970,157	168,013	368,388	21,377	(4,581)	14,120	1,779,321	189,491
Fidelity Series Emerging Markets Debt Fund	243,068	13,774	29,909	3,494	692	2,896	230,521	28,459
Fidelity Series Emerging Markets Debt Local Currency Fund	61,870	1,268	7,755	-	602	3,851	59,836	6,226
Fidelity Series Emerging Markets Fund	747,659	68,400	188,659	-	11,806	58,962	698,168	68,381
Fidelity Series Emerging Markets Opportunities Fund	2,992,459	280,942	770,071	-	77,570	216,687	2,797,587	130,606
Fidelity Series Floating Rate High Income Fund	44,401	1,760	5,534	860	(76)	153	40,704	4,594
Fidelity Series Government Bond Index Fund	3,193,149	304,570	573,291	27,162	(16,583)	10,712	2,918,557	317,926
Fidelity Series Government Money Market Fund	-	256,705	80,562	1,959	-	-	176,143	176,143
Fidelity Series High Income Fund	44,158	1,603	5,534	701	57	1,132	41,416	4,706
Fidelity Series International Credit Fund	80	1	-	1	-	-	81	10
Fidelity Series International Developed Markets Bond Index Fund	1,571,208	162,468	230,806	7,534	(1,153)	21,073	1,522,790	174,632
Fidelity Series International Growth Fund	1,856,771	146,607	360,635	-	49,855	165,108	1,857,706	93,587
Fidelity Series International Index Fund	716,614	60,619	164,697	-	30,615	55,877	699,028	48,883
Fidelity Series International Small Cap Fund	584,928	4,177	127,136	-	16,275	82,607	560,851	28,269
Fidelity Series International Value Fund	1,917,931	129,457	445,859	-	107,361	132,267	1,841,157	120,574
Fidelity Series Investment Grade Bond Fund	3,031,143	261,553	553,289	29,609	(13,355)	17,445	2,743,497	271,633
Fidelity Series Investment Grade Securitized Fund	1,906,338	155,862	360,765	19,511	(12,572)	9,779	1,698,642	189,369
Fidelity Series Large Cap Growth Index Fund	1,887,009	59,571	464,186	2,419	116,962	170,605	1,769,961	65,773
Fidelity Series Large Cap Stock Fund	1,742,452	56,927	397,017	-	77,562	159,580	1,639,504	63,326
Fidelity Series Large Cap Value Index Fund	3,584,347	265,778	643,694	-	52,437	63,694	3,322,562	192,612
Fidelity Series Long-Term Treasury Bond Index Fund	3,055,369	536,872	457,263	29,410	(56,147)	(14,978)	3,063,853	569,489
Fidelity Series Overseas Fund	1,882,157	141,828	418,076	-	92,828	154,411	1,853,148	114,392
Fidelity Series Real Estate Income Fund	44,236	1,479	5,751	582	(342)	523	40,145	4,006
Fidelity Series Select International Small Cap Fund	8,179	25,642	479	-	(10)	4,593	37,925	2,847
Fidelity Series Small Cap Core Fund	822,338	15,255	150,570	-	(20,270)	72,960	739,713	63,440
Fidelity Series Small Cap Opportunities Fund	365,799	10,138	62,596	-	5,783	24,256	343,380	23,503
Fidelity Series Treasury Bill Index Fund	-	602,534	189,553	4,410	(172)	(402)	412,407	41,490
Fidelity Series Value Discovery Fund	1,286,473	86,860	217,125	-	4,126	28,846	1,189,180	73,542
	44,150,417	4,423,163	8,887,337	167,019	639,324	1,922,307	42,247,874

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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